OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
	US dollars
	December 31,
(in thousands)	2025	2024
Prepaid expenses (*)	29,191	27,787
Government institutions	4,819	6,763
Deferred contract costs (*)	9,848	8,557
Advances to suppliers	2,713	1,639
Employees	429	227
Others	1,360	1,094
	48,360	46,067

(*)	See Note 1W